Financial instruments, Categories of Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Financial assets [Abstract]
Cash and cash equivalents		$ 78,143	[1],[2]	$ 74,738	[1],[2]	$ 125,948	$ 60,658
Accounts receivable and accrued revenues	[1]	53,715		75,848
Total financial assets		131,858		150,586
Financial liabilities [Abstract]
Accounts payables and accrued expenses	[1]	23,436		20,493
Current portion long term debt	[1]	78,649		30,300
Long term debt	[1]	330,775		398,425
Total financial liabilities		432,861		449,219
Restricted cash		$ 339		$ 370

[1]	Amounts carried at amortized cost.
[2]	Cash and cash equivalents include $339 thousand in restricted cash in 2024 and $370 thousand in restricted cash in 2023, including employee withholding tax.